Cover Page	Nov. 12, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	Milacron Holdings Corp.
Entity Central Index Key	0001637913
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37458
Entity Tax Identification Number	80-0798640
Entity Address, Address Line One	10200 Alliance Road,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cincinnati,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242
City Area Code	(513)
Local Phone Number	487-5000
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	MCRN
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false